Note 5 - Supplemental Disclosure for Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

5.             Supplemental Disclosure for Earnings Per Share

	Three Months Ended		Six Months Ended
	6/30/2015	6/30/2014	6/30/2015	6/30/2014

Basic	(Dollars in thousands, except for share and per share data)
Earnings:
Net income attributable to First Capital, Inc.	$1,228	$1,518	$2,694	$2,815

Shares:
Weighted average common shares outstanding	2,740,689	2,757,335	2,740,596	2,770,637

Net income attributable to First Capital, Inc. per common share, basic	$0.45	$0.55	$0.98	$1.02

Diluted
Earnings:
Net income attributable to First Capital, Inc.	$1,228	$1,518	$2,694	$2,815

Shares:
Weighted average common shares outstanding	2,740,689	2,757,335	2,740,596	2,770,637
Add: Dilutive effect of restricted stock	506	0	156	0

Weighted average common shares outstanding, as adjusted	2,741,195	2,757,335	2,740,752	2,770,637

Net income attributable to First Capital, Inc. per common share, diluted	$0.45	$0.55	$0.98	$1.02

Nonvested restricted stock shares are not considered as outstanding for purposes of computing weighted average common shares outstanding.

(23)         SUPPLEMENTAL DISCLOSURE FOR EARNINGS PER SHARE

	Years Ended December 31,
	2014	2013
(In thousands, except for share and per share data)
Basic and Diluted:
Earnings:
Net income attributable to First Capital, Inc.	$5,594	$5,074

Shares:
Weighted average common shares outstanding	2,755,588	2,784,690

Net income per common share attributable to First Capital, Inc., basic and diluted	$2.03	$1.82